1
Gabelli Financial Services Opportunities ETF
Schedule of Investments — March 31, 2024 (Unaudited)
Shares Market Value
COMMON STOCKS – 96.6%
Banking – 10.2%
14,000
Bank of America Corp. ............................
$ 530,880
300
Capital One Financial Corp. ....................
44,667
300
First Citizens BancShares Inc., Cl. A ......
490,500
1,000
State Street Corp. ...................................
77,320
2,000
The Bank of New York Mellon Corp. .......
115,240
1,258,607
Computer Software and Services – 4.7%
700
FactSet Research Systems Inc. ..............
318,073
1,600
Fiserv Inc.† .............................................
255,712
573,785
Financial Services – 73.0%
2,000
Affiliated Managers Group Inc. ...............
334,940
2,300
American Express Co. ............................
523,687
3,900
Apollo Global Management Inc. ..............
438,555
2,750
Berkshire Hathaway Inc., Cl. B† .............
1,156,430
3,300
Blackstone Inc. .......................................
433,521
28,500
Blue Owl Capital Inc. ..............................
537,510
2,500
Cohen & Steers Inc. ................................
192,225
2,000
Federated Hermes Inc. ...........................
72,240
3,700
Interactive Brokers Group Inc., Cl. A ......
413,327
1,700
JPMorgan Chase & Co. ..........................
340,510
4,000
KKR & Co. Inc. ........................................
402,320
750
M&T Bank Corp. .....................................
109,080
100
Markel Group Inc.† .................................
152,148
600
Moody's Corp. .........................................
235,818
3,700
Morgan Stanley ......................................
348,392
3,500
Nasdaq Inc. .............................................
220,850
250
PayPal Holdings Inc.† .............................
16,748
28,000
Paysafe Ltd.† ..........................................
442,120
600
S&P Global Inc. ......................................
255,270
9,400
Silvercrest Asset Management Group
Inc., Cl. A ............................................
148,614
37,000
SoFi Technologies Inc.† ..........................
270,100
400
Stifel Financial Corp. ...............................
31,268
20,000
StoneCo Ltd., Cl. A† ...............................
332,200
6,500
The Charles Schwab Corp. .....................
470,210
500
The PNC Financial Services Group Inc. .
80,800
3,000
Tiptree Inc. ..............................................
51,840
50
Visa Inc., Cl. A ........................................
13,954
5,000
W. R. Berkley Corp. .................................
442,200
9,500
Wells Fargo & Co. ...................................
550,620
1,000
WisdomTree Inc. .....................................
9,190
9,026,687
Leasing – 8.7%
16,000
FTAI Aviation Ltd. ....................................
1,076,800
100
Safehold Inc., REIT ................................
2,060
1,078,860
TOTAL COMMON STOCKS .......... 11,937,939
Shares Market Value
CLOSED-END FUNDS – 3.4%
3,700
Blue Owl Capital Corp., BDC ..................
$ 56,906
80,000
SuRo Capital Corp., BDC† .....................
364,000
TOTAL CLOSED-END FUNDS ......... 420,906
TOTAL INVESTMENTS — 100.0%
(cost $8,706,538) ....................................
$ 12,358,845
† Non-income producing security.
BDC    Business Development Company
REIT Real Estate Investment Trust